Investments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 10, 2021
Debt and Equity Securities, FV-NI [Line Items]
Payments to acquire other investments	$ 200
Increase or decrease in equity investments without readily determinable fair values		$ 0	$ 0
Gain from equity method investment		$ 3,106	3,358
CFL Ventures [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity method investment, ownership percentage		20.00%		6.20%
Gain from equity method investment		$ 3,100	3,400
Distributions received from CFL Ventures		$ 1,600	$ 0